Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000028342 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028342 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028342 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028342 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028342 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028342 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028342 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028342 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028342 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028342 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028342 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000028342 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028342 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028342 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028342 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028342 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028342 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028342 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028342 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028342 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028338 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028338 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028338 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028338 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028338 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028338 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028338 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028338 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028338 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028338 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000028338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028338 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028338 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028341 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028341 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028341 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028341 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028341 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028341 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028341 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028341 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028341 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028341 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000028341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028341 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028341 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028345 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028345 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028345 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028345 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028345 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028345 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028345 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028345 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028345 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028345 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000028345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028345 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000159956 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159956 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000159956 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159956 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159956 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159956 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159956 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159956 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159956 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159956 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159956 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000159956 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000159956 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000159956 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159956 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159956 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159956 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159956 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159956 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159956 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)